Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2026
Vehicle [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Member]
Property, Plant, and Equipment, Useful Life	4 years
Vehicle [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Member]
Property, Plant, and Equipment, Useful Life	6 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Member]
Property, Plant, and Equipment, Useful Life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Member]
Property, Plant, and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Member]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the lease term or the estimated useful life of the assets